Finance income and charges - Contribution of the group's Venezuelan operations (Details) £ in Millions	6 Months Ended
	Dec. 31, 2019 GBP (£) ves / £	Dec. 31, 2018 GBP (£) ves / £	Jun. 30, 2019 GBP (£)
Disclosure of geographical areas [line items]
Operating profit	£ 2,442	£ 2,430
Other finance income - hyperinflation adjustment	3	6
Net cash inflow from operating activities	1,988	1,938
Net assets	9,230	11,133	£ 10,156
Venezuela
Disclosure of geographical areas [line items]
Net sales	0	0
Operating profit	0	0
Other finance income - hyperinflation adjustment	3	6
Net cash inflow from operating activities	0	0
Net assets	48	65
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	4	1
Operating profit	11	0
Other finance income - hyperinflation adjustment	132	72
Net cash inflow from operating activities	7	1
Net assets	£ 2,000	£ 843
Venezuelan bolivar soberano | Venezuela
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	2,525,956	10,466
Venezuelan bolivar soberano | Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	61,213	809